VELA FUNDS

220 Market Street, Suite 208

New Albany, Ohio 43054

December 14, 2023

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Attention: Filings - Rule 497(j)

Re:	VELA Funds

Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A

(File No. 333-239642, CIK No. 0001815493)

Dear Sir/Madam:

This letter is being transmitted by means of electronic submission by VELA Funds (the "Trust"), on behalf of VELA Short Duration Fund pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the form of Prospectus and Statement of Additional Information of the VELA Short Duration Fund that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 8 to the Trust's registration statement on Form N-1A (the "Amendment"). The text of the Amendment was filed electronically with the Securities and Exchange Commission on December 12, 2023 (Accession No. 0001580642-23-006660).

Questions related to this filing should be directed to Peter Schwartz, Esq. of Davis Graham & Stubbs LLP at (303) 892-7381.

Very truly yours,

/s/ Jesse Hallee

Jesse Halle

Secretary